Long-Term Debt - Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 17, 2012	Dec. 31, 2011	Dec. 31, 2013 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility
Number of open reducing credit facilities	6
Number of credit facilities with reducing revolving credit component and term bank loan component	2
Unused amount	$ 0	$ 0		$ 28,358
Credit facility amount drawn down	$ 808,218	$ 939,514	$ 28,358
Libor plus spread minimum					1.48%	0.81%
Libor plus spread maximum					5.69%	5.19%